SHARE-BASED COMPENSATION - Non- vested shares granted (Details) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Non-vested shares - service condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	8,234,467
Granted (in shares)	2,891,157	5,685,826	1,737,898
Forfeited (in shares)	1,343,851
Vested (in shares)	2,179,432
Outstanding at the end of the period (in shares)	7,602,341	8,234,467
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 50.55
Granted (in dollars per share)	11.16
Forfeited (in dollars per share)	43.59
Vested (in dollars per share)	52.33
Outstanding at the end of the period (in dollars per share)	$ 36.29	$ 50.55
Non-vested shares - performance condition
Number of non-vested shares
Outstanding at the beginning of the period (in shares)	359,149
Granted (in shares)	7,079
Forfeited (in shares)	52,238
Vested (in shares)	130,577
Outstanding at the end of the period (in shares)	183,413	359,149
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 164.42
Granted (in dollars per share)	195.51
Forfeited (in dollars per share)	179.43
Vested (in dollars per share)	154.37
Outstanding at the end of the period (in dollars per share)	$ 168.50	$ 164.42